Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Salvage value rate				5.00%	5.00%
Percentage of total payment before services	50.00%
Deferred revenue		¥ 1,687,317		$ 130,238	¥ 883,681
Revenue recognized from deferred revenue	¥ 975,898	2,565,432	¥ 722,943
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of operating segments	1
Cash and cash equivalents (including amounts of the consolidated VIE of RMB998,945 and RMB76,948 as of June 30, 2025 and 2026, respectively)		11,351,952	2,780,907	81,144	550,569
Investments, fair value		860,484			166,093
Recognized realized	¥ 28,585	58,759
Unrealized investment gains		23,042
Omission exceeding	25.00%
Stable coins				$ 998	6,771
Provision for credit losses
Government subsidy	600,980	1,936,083	4,378,769
Tax limitation	0.1
Allowance for credit losses
Impairment loss for the long-lived assets	4,074,402
Impairment of property and equipment					3,798,284
Impairment of right-of-use assets					¥ (276,118)
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate				1	1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate				6.7851	6.7851
Provision for credit losses	¥ 45,443
Allowance for credit losses					¥ 45,443
Packaged Tour Service [Member]
Summary of Significant Accounting Policies [Line Items]
Refund amount		4,100	29,600		4,219
Packaged Tour Service [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total payment before services	30.00%
Packaged Tour Service [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total payment before services	50.00%
Customized Chartered Bus Service [Member]
Summary of Significant Accounting Policies [Line Items]
Refund amount
Customized Chartered Bus Service [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total payment before services	70.00%
Customized Chartered Bus Service [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total payment before services	100.00%